GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

2.  The following paragraph is added as the last paragraph in “Shareholder Guide—How to Buy Shares—Common Questions Applicable to the Purchase of Class A Shares” and “Shareholder Guide—How to Buy Shares—A Common Question Applicable to the Purchase of Class C Shares” in the Prospectus:

Different Intermediaries may impose different sales charges and may have different policies regarding Rights of Accumulation and Statements of Intention. You may be eligible for different or additional sales charge exemptions based on your Intermediary. These variations are described in the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

3.  The following is added as an Appendix to the Prospectus:

Additional Information About Sales Charge Variations, Waivers and Discounts

The availability of certain sales charge variations, waivers and discounts will depend on whether you purchase your shares directly from a Fund or through an Intermediary. Intermediaries may impose different sales charges and have unique policies and procedures regarding the availability of sales charge waivers and/or discounts (including based on account type), which differ from those described in the Prospectus and are disclosed below. All sales charges and sales charge variations, waivers and discounts available to investors, other than those set forth below, are described in the Prospectus. To the extent an Intermediary notifies the Investment Adviser or Distributor of its intention to impose sales charges or have sales charge waivers and/or discounts that differ from those described in the Prospectus, such information provided by that Intermediary will be disclosed in this Appendix.

In all instances, it is your responsibility to notify your Intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. Please contact your Intermediary with questions regarding your eligibility for applicable sales charge variations, waivers and discounts or for additional information regarding your Intermediary’s policies for implementing particular sales charge variations, waivers and discounts. For waivers and discounts not available through a particular Intermediary, shareholders will have to purchase shares directly from a Fund or through another Intermediary to receive these waivers or discounts.

The information provided below for a particular Intermediary is reproduced based on information provided by that Intermediary. An Intermediary’s administration and implementation of its particular policies with respect to any variations, waivers and/or discounts is neither supervised nor verified by the Funds, the Investment Adviser or the Distributor.

MERRILL LYNCH

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch

⬛	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

⬛	Shares purchased by or through a 529 Plan

⬛	Shares purchased through a Merrill Lynch affiliated investment advisory program

⬛	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

⬛	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

⬛	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

⬛	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

⬛	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

⬛	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the prospectus

⬛	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A and Class C Shares Available at Merrill Lynch

⬛	Death or disability of the shareholder

⬛	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

⬛	Return of excess contributions from an IRA Account

⬛	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2

⬛	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

⬛	Shares acquired through a right of reinstatement

⬛	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-End Load Discounts Available at Merrill Lynch: Rights of Accumulation & Letters of Intent

⬛	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

⬛	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

Exhibit A

Goldman Sachs Absolute Return Multi-Asset Fund
Goldman Sachs Absolute Return Tracker Fund
Goldman Sachs Asia Equity Fund
Goldman Sachs Balanced Strategy Portfolio
Goldman Sachs Bond Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Commodity Strategy Fund
Goldman Sachs Concentrated Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Dynamic Allocation Fund
Goldman Sachs Dynamic Emerging Markets Debt Fund
Goldman Sachs Dynamic Municipal Income Fund
Goldman Sachs Dynamic U.S. Equity Fund
Goldman Sachs Emerging Markets Debt Fund
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Emerging Markets Equity Insights Fund
Goldman Sachs Enhanced Dividend Global Equity Portfolio
Goldman Sachs Enhanced Income Fund
Goldman Sachs Equity Growth Strategy Portfolio
Goldman Sachs Financial Square Government Fund
Goldman Sachs Fixed Income Macro Strategies Fund
Goldman Sachs Flexible Cap Growth Fund
Goldman Sachs Focused Growth Fund
Goldman Sachs Focused International Equity Fund
Goldman Sachs Focused Value Fund
Goldman Sachs Global Income Fund
Goldman Sachs Global Infrastructure Fund
Goldman Sachs Global Real Estate Securities Fund
Goldman Sachs Government Income Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Opportunities Fund

Goldman Sachs Growth Strategy Portfolio
Goldman Sachs High Quality Floating Rate Fund
Goldman Sachs High Yield Floating Rate Fund
Goldman Sachs High Yield Fund
Goldman Sachs High Yield Municipal Fund
Goldman Sachs Income Builder Fund
Goldman Sachs Inflation Protected Securities Fund
Goldman Sachs International Equity Dividend and Premium Fund
Goldman Sachs International Equity Insights Fund
Goldman Sachs International Real Estate Securities Fund
Goldman Sachs International Small Cap Insights Fund
Goldman Sachs International Tax-Managed Equity Fund
Goldman Sachs Investment Grade Credit Fund
Goldman Sachs Investor Money Market Fund
Goldman Sachs Investor Tax-Exempt Money Market Fund
Goldman Sachs Large Cap Growth Insights Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Large Cap Value Insights Fund
Goldman Sachs Local Emerging Markets Debt Fund
Goldman Sachs Long Short Credit Strategies Fund
Goldman Sachs Long Short Fund
Goldman Sachs Managed Futures Strategy Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs MLP Energy Infrastructure Fund
Goldman Sachs N-11 Equity Fund
Goldman Sachs Real Estate Securities Fund
Goldman Sachs Rising Dividend Growth Fund
Goldman Sachs Satellite Strategies Portfolio
Goldman Sachs Short Duration Government Fund
Goldman Sachs Short Duration Income Fund
Goldman Sachs Short Duration Tax-Free Fund
Goldman Sachs Short-Term Conservative Income Fund
Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund
Goldman Sachs Small Cap Value Fund
Goldman Sachs Small Cap Value Insights Fund
Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Small/Mid Cap Value Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Strategic Income Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs Tax-Advantaged Global Equity Portfolio
Goldman Sachs Technology Opportunities Fund
Goldman Sachs U.S. Equity Dividend and Premium Fund
Goldman Sachs U.S. Equity Insights Fund
Goldman Sachs U.S. Mortgages Fund
Goldman Sachs U.S. Tax-Managed Equity Fund

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